RECENT ACCOUNTING PRONOUNCEMENTS - Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 139,986	$ (8,398)	$ (264,322)
Change in operating assets and liabilities		(38,695)
Net cash provided by operating activities	$ 280,187	46,171	$ 130,485
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		(8,850)
Change in operating assets and liabilities		8,850
Net cash provided by operating activities		0
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		452
Change in operating assets and liabilities		(47,545)
Net cash provided by operating activities		$ 46,171